Share-based payments - Schedule of Share Options Transactions (Detail)				12 Months Ended
	Jul. 20, 2025 shares	Jan. 24, 2025 shares	May 14, 2023 shares	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Balance, beginning of year | shares				913,125	1,455,625	2,030,125
Granted | shares			1.902	0	0	12,500
Exercised | shares		(10,000)		(10,000)	(489,166)	(330,750)
Expired | shares				(828,125)	(53,334)	0
Cancelled | shares	(828,125)			0	0	(256,250)
Balance, end of year | shares				75,000	913,125	1,455,625
Balance, beginning of year | $ / shares				$ 10.17	$ 8.34	$ 9.12
Granted | $ / shares				0	0	16
Exercised | $ / shares				4	4.21	7.55
Expired | $ / shares				9.72	15	0
Cancelled | $ / shares				0	0	15.85
Balance, end of year | $ / shares				$ 16	$ 10.17	$ 8.34